Note 40 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ 3	€ 3
Commitments And Guarantees Given	0	(110)
Pending Legal Issues And Tax Litigation	105	104
Other provisions	25	41
Provisions or reversal of provisions	€ 133	€ 38